Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Multi-Advisor International Value Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) EAFE Value Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I and Class R4 shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Multi-Advisor International Value Fund Class A, B, C, I and R4 Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Multi-Advisor International Value Fund:	Class A — before taxes			2.43%	(1.88%)	6.51%	Sep. 28, 2001
before taxes Class B	Columbia Multi-Advisor International Value Fund:	Class B — before taxes			2.96%	(1.73%)	6.39%	Sep. 28, 2001
before taxes Class C	Columbia Multi-Advisor International Value Fund:	Class C — before taxes			6.85%	(1.45%)	6.39%	Sep. 28, 2001
before taxes Class I	Columbia Multi-Advisor International Value Fund:	Class I — before taxes			9.54%	(0.15%)	5.26%	Mar. 04, 2004
before taxes Class R4	Columbia Multi-Advisor International Value Fund:	Class R4 — before taxes			9.20%	(0.32%)	7.50%	Sep. 28, 2001
after taxes on distributions Class A	Columbia Multi-Advisor International Value Fund:	Class A — after taxes on distributions			1.55%	(3.15%)	5.54%	Sep. 28, 2001
after taxes on distributions and redemption of fund shares Class A	Columbia Multi-Advisor International Value Fund:	Class A — after taxes on distributions and redemption of fund shares			1.78%	(1.72%)	5.58%	Sep. 28, 2001
Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)		Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	3.25%	1.37%
Morgan Stanley Capital International (MSCI) EAFE Value Index (Net) Since Inception, 2001-09-28							7.36%	Sep. 28, 2001
Morgan Stanley Capital International (MSCI) EAFE Value Index (Net) Since Inception, 2004-03-04							5.68%	Mar. 04, 2004
MSCI EAFE Value Index (Gross)		MSCI EAFE Value Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	3.81%	1.96%
MSCI EAFE Value Index (Gross) Since Inception, 2001-09-28							7.90%	Sep. 28, 2001
MSCI EAFE Value Index (Gross) Since Inception, 2004-03-04							6.28%	Mar. 04, 2004
Lipper International Multi-Cap Value Funds Index		Lipper International Multi-Cap Value Funds Index		(reflects no deduction for fees or taxes)	10.40%	3.37%
Lipper International Multi-Cap Value Funds Index Since Inception, 2001-09-28							8.98%	Sep. 28, 2001
Lipper International Multi-Cap Value Funds Index Since Inception, 2004-03-04							6.89%	Mar. 04, 2004
[1]	On September 30, 2011, the MSCI EAFE Value Index (Net) replaced the MSCI EAFE Value Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Managers Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.